Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Operating Expenses
10.	OTHER OPERATING EXPENSES

	Note	2018	2019	2020
		Note
Credit loss allowance and write-down of inventories		3,846	3,663	5,584
Commission and other service expenses		23,151	23,010	21,041
Advertising and promotion expenses		2,882	2,563	2,723
Internet access terminal maintenance expenses		3,358	2,937	2,744
Customer retention costs		4,085	3,601	3,007
Auditors’ remuneration		78	78	77
Property management fee		2,192	2,188	2,490
Office and administrative expenses		1,763	1,606	1,332
Transportation expense		1,565	1,471	1,372
Miscellaneous taxes and fees		1,387	1,236	1,353
Service technical support expenses		8,035	13,981	21,243
Repairs and maintenance expenses		770	704	911
Loss on disposal of property, plant and equipment	15	4,148	2,179	2,365
Others		5,301	5,263	3,995

		62,561	64,480	70,237

Note:	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).